UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Benchmark Plus Management, LLC
Address: 820 A Street, Suite 700

         Tacoma, WA  98402

13F File Number:  28-12504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert S. Ferguson
Title:     Principal
Phone:     253-573-0657

Signature, Place, and Date of Signing:

     Robert S. Ferguson     Tacoma, WA     August 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $160,610 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STD COS INC DEL       COM              029712106   235.92     4000 SH       Sole                     4000        0        0
BIO IMAGING TECHNOLOGIES INC   COM              09056N103  483.489    70789 SH       Sole                    70789        0        0
GABELLI GLOBAL MULTIMEDIA TR   COM              36239Q109      211    15200 SH       Sole                    15200        0        0
HOOKER FURNITURE CORP          COM              439038100  362.406    16150 SH       Sole                    16150        0        0
IMAGE SENSING SYS INC          COM              45244C104  511.928    32732 SH       Sole                    32732        0        0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108  355.308     5800 SH       Sole                     5800        0        0
KSW INC                        COM              48268R106  657.756    87120 SH       Sole                    87120        0        0
LEAR CORP                      COM              521865105  516.345    14500 SH       Sole                    14500        0        0
NEUBERGER BERMAN RE ES SEC F   COM              64190A103    22917  1332410 SH       Sole                  1332410        0        0
NEUBERGER BERMAN REAL INCM F   COM              64126D106    23873  1061501 SH       Sole                  1061501        0        0
NEUBERGER BERMAN RLTY INC FD   COM              64126G109     4336   164100 SH       Sole                   164100        0        0
PERCEPTRON INC                 COM              71361F100  681.194    68877 SH       Sole                    68877        0        0
PINNACLE AIRL CORP             COM              723443107   378.75    20200 SH       Sole                    20200        0        0
PIONEER TAX ADVNTAGE BALANC    COM              72388R101    17300  1164960 SH       Sole                  1164960        0        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103   491.79    13000 SH       Sole                    13000        0        0
TRI CONTL CORP                 COM              895436103    86783  3335225 SH       Sole                  3335225        0        0
WILLIAMS CTLS INC              COM NEW          969465608  514.836    29436 SH       Sole                    29436        0        0